Post-Employment and Other Non-current Employee Benefits - Summary of Assumptions, Amounts of Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2022 MXN ($)
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2023	$ 402
2024	207
2025	250
2026	287
2027	339
2028 - 2031	1,858
Seniority Premiums
Disclosure of defined benefit plans [line items]
2023	61
2024	59
2025	63
2026	66
2027	70
2028 - 2031	$ 405